Document and Entity Information	May 25, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000937834
Document Type	8-K
Document Period End Date	May 25, 2023
Entity Registrant Name	METROPOLITAN LIFE INSURANCE COMPANY
Entity Incorporation State Country Code	NY
Entity File Number	000-55029
Entity Tax Identification Number	13-5581829
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166-0188
City Area Code	(212)
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false